March 22, 2000

                      DREYFUS GROWTH AND INCOME FUND, INC.

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2000


         The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

         Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

         The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":


FUND OFFICERS:
-------------

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Joseph   Connolly, Vice President and Treasurer. Director - Mutual Fund
     Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Michael A. Rosenberg, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

Steven F. Newman, Assistant Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Robert R.  Mullery,  Assistant  Secretary.  Assistant  General  Counsel  of  the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 48 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

         The address of each Fund officer is 200 Park Avenue, New York, NY
10166.